Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Small-Cap Equity ETFTM

Supplement dated March 1, 2016 to the Prospectus dated December 30, 2015, and Statement of Additional Information (SAI) dated December 30, 2015, as supplemented January 4, 2016 and February 25, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 1, 2016, the management fee of Schwab International Small-Cap Equity ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Small-Cap Equity ETF	0.18%	0.16%

Accordingly, the following changes to the Prospectus and SAI are effective March 1, 2016:

1.	The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.16
Other expenses	None

Total annual fund operating expenses	0.16

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$16	$52	$90	$205

Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Small-Cap Equity ETFTM

Supplement dated March 1, 2016 to the Prospectus dated December 30, 2015, and Statement of Additional Information (SAI) dated December 30, 2015, as supplemented January 4, 2016 and February 25, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 1, 2016, the management fee of Schwab International Small-Cap Equity ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Small-Cap Equity ETF	0.18%	0.16%

Accordingly, the following changes to the Prospectus and SAI are effective March 1, 2016:

1.	The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.16
Other expenses	None

Total annual fund operating expenses	0.16

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$16	$52	$90	$205

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.16%
1 year	rr_ExpenseExampleYear01	$ 16
3 years	rr_ExpenseExampleYear03	52
5 years	rr_ExpenseExampleYear05	90
10 years	rr_ExpenseExampleYear10	$ 205